THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments July 31, 2019 (Unaudited)

COMMON STOCKS—97.6%	SHARES	VALUE
AEROSPACE & DEFENSE—1.6%
L3Harris Technologies, Inc.	35,627	$7,396,165
The Boeing Co.	84,809	28,935,135
United Technologies Corp.	65,100	8,697,360
		45,028,660
APPAREL ACCESSORIES & LUXURY GOODS—0.4%
Lululemon Athletica, Inc.*	53,400	10,204,206

APPLICATION SOFTWARE—9.3%
Adobe, Inc.*	395,204	118,110,667
Autodesk, Inc.*	78,536	12,264,967
Palantir Technologies, Inc., Cl. A*,@,(a)	153,282	881,371
salesforce.com, Inc.*	757,628	117,053,526
Workday, Inc., Cl. A*	86,764	17,351,065
		265,661,596
AUTO PARTS & EQUIPMENT—0.9%
Aptiv PLC	301,824	26,454,874

BIOTECHNOLOGY—1.8%
Sarepta Therapeutics, Inc.*	129,599	19,290,811
Vertex Pharmaceuticals, Inc.*	196,587	32,755,326
		52,046,137
CASINOS & GAMING—0.4%
Las Vegas Sands Corp.	191,300	11,562,172

CONSTRUCTION MATERIALS—0.7%
Vulcan Materials Co.	145,491	20,128,680

DATA PROCESSING & OUTSOURCED SERVICES—9.9%
Fidelity National Information Services, Inc.	435,652	58,050,629
PayPal Holdings, Inc.*	478,432	52,818,893
Square, Inc., Cl. A*	202,898	16,315,028
Visa, Inc., Cl. A	877,370	156,171,860
		283,356,410
DIVERSIFIED BANKS—0.9%
Citigroup, Inc.	332,219	23,640,704
JPMorgan Chase & Co.	12,595	1,461,020
		25,101,724
DIVERSIFIED SUPPORT SERVICES—1.3%
Cintas Corp.	140,880	36,690,787

FINANCIAL EXCHANGES & DATA—2.9%
Intercontinental Exchange, Inc.	594,002	52,189,016
S&P Global, Inc.	126,212	30,915,629
		83,104,645
FOOTWEAR—1.2%
NIKE, Inc., Cl. B	384,414	33,071,136

GENERAL MERCHANDISE STORES—1.1%
Dollar Tree, Inc.*	305,523	31,086,965

HEALTH CARE EQUIPMENT—7.8%
Abbott Laboratories	713,182	62,118,152

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—97.6% (CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—7.8% (CONT.)
Boston Scientific Corp.*	1,556,268	$66,079,139
Danaher Corp.	509,149	71,535,435
Intuitive Surgical, Inc.*	27,889	14,488,614
Medtronic PLC	77,710	7,921,757
		222,143,097
HEALTH CARE SERVICES—0.3%
Cigna Corp.	50,082	8,509,933

HOME IMPROVEMENT RETAIL—1.0%
The Home Depot, Inc.	137,942	29,476,826

HYPERMARKETS & SUPER CENTERS—0.2%
Walmart, Inc.	39,357	4,344,226

INDUSTRIAL CONGLOMERATES—1.8%
Honeywell International, Inc.	298,110	51,412,051

INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	107,803	24,608,191

INTERACTIVE MEDIA & SERVICES—8.6%
Alphabet, Inc., Cl. C*	91,733	111,609,706
Facebook, Inc., Cl. A*	684,682	132,985,785
Tencent Holdings Ltd.	46,558	2,169,276
		246,764,767
INTERNET & DIRECT MARKETING RETAIL—12.4%
Alibaba Group Holding Ltd.#,*	258,741	44,790,655
Altaba, Inc.*	675,427	47,583,832
Amazon.com, Inc.*	136,505	254,824,804
MercadoLibre, Inc.*	11,362	7,060,574
		354,259,865
INVESTMENT BANKING & BROKERAGE—0.4%
Morgan Stanley	255,725	11,395,106

LEISURE FACILITIES—0.4%
Vail Resorts, Inc.	46,369	11,430,886

LIFE SCIENCES TOOLS & SERVICES—1.9%
Illumina, Inc.*	58,688	17,570,013
Thermo Fisher Scientific, Inc.	134,336	37,302,420
		54,872,433
MANAGED HEALTH CARE—2.5%
UnitedHealth Group, Inc.	291,801	72,661,367

METAL & GLASS CONTAINERS—0.6%
Ball Corp.	230,582	16,482,001

MOVIES & ENTERTAINMENT—2.8%
Netflix, Inc.*	104,242	33,669,124
The Walt Disney Co.	325,665	46,573,352
		80,242,476
PHARMACEUTICALS—1.7%
Allergan PLC	163,107	26,178,674
GW Pharmaceuticals PLC#,*	46,404	7,531,369

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—97.6% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—1.7% (CONT.)
Novartis AG#	61,674	$5,648,105
Zoetis, Inc., Cl. A	86,480	9,935,687
		49,293,835
PROPERTY & CASUALTY INSURANCE—1.4%
The Progressive Corp.	482,562	39,077,871

RAILROADS—0.9%
Union Pacific Corp.	143,279	25,783,056

RESTAURANTS—0.4%
McDonald’s Corp.	48,830	10,289,458

SEMICONDUCTOR EQUIPMENT—1.0%
Lam Research Corp.	140,542	29,318,467

SEMICONDUCTORS—2.2%
Micron Technology, Inc.*	300,864	13,505,785
NXP Semiconductors NV	310,201	32,071,681
Taiwan Semiconductor Manufacturing Co., Ltd.#	146,740	6,255,526
Xilinx, Inc.	100,893	11,522,990
		63,355,982
SPECIALTY CHEMICALS—1.3%
The Sherwin-Williams Co.	72,845	37,372,399

SYSTEMS SOFTWARE—10.4%
Microsoft Corp.	2,064,266	281,297,528
ServiceNow, Inc.*	52,989	14,698,619
		295,996,147
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.6%
Apple, Inc.	488,837	104,141,834

WIRELESS TELECOMMUNICATION SERVICES—0.7%
T-Mobile US, Inc.*	244,276	19,476,125
TOTAL COMMON STOCKS (Cost $1,852,363,753)		2,786,206,391

PREFERRED STOCKS—0.1%	SHARES	VALUE
APPLICATION SOFTWARE—0.1%
Palantir Technologies, Inc., Cl. B*,@,(a)	625,130	3,594,498
Palantir Technologies, Inc., Cl. D*,@,(a)	81,445	468,309
		4,062,807
TOTAL PREFERRED STOCKS (Cost $4,665,771)		4,062,807

REAL ESTATE INVESTMENT TRUST—1.1%	SHARES	VALUE
SPECIALIZED—1.1%
Crown Castle International Corp.	237,782	31,686,829
(Cost $28,223,155)		31,686,829

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

		VALUE
Total Investments (Cost $1,885,252,679)	98.8%	$2,821,956,027
Unaffiliated Securities (Cost $1,885,252,679)		2,821,956,027
Other Assets in Excess of Liabilities	1.2%	35,003,149
NET ASSETS	100.0%	$2,856,959,176

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2019
Palantir Technologies, Inc., Cl. A	10/7/14	$997,406	0.05%	$881,371	0.03%
Palantir Technologies, Inc., Cl. B	10/7/14	4,128,004	0.22%	3,594,498	0.12%
Palantir Technologies, Inc., Cl. D	10/7/14	537,767	0.03%	468,309	0.02%
Total				$4,944,178	0.17%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 25 FUND

Schedule of Investments July 31, 2019 (Unaudited)

COMMON STOCKS—94.5%	SHARES	VALUE
AEROSPACE & DEFENSE—3.2%
HEICO Corp.	3,213	$439,378

APPLICATION SOFTWARE—10.6%
Adobe, Inc.*	2,364	706,505
salesforce.com, Inc.*	4,816	744,072
		1,450,577
AUTO PARTS & EQUIPMENT—2.4%
Aptiv PLC	3,673	321,938

DATA PROCESSING & OUTSOURCED SERVICES—9.5%
PayPal Holdings, Inc.*	3,672	405,389
Visa, Inc., Cl. A	4,971	884,838
		1,290,227
DIVERSIFIED SUPPORT SERVICES—2.7%
Cintas Corp.	1,393	362,793

FINANCIAL EXCHANGES & DATA—7.7%
CME Group, Inc., Cl.A	3,222	626,421
S&P Global, Inc.	1,740	426,213
		1,052,634
HEALTH CARE EQUIPMENT—1.8%
ABIOMED, Inc.*	858	239,005

INTERACTIVE MEDIA & SERVICES—9.1%
Alphabet, Inc., Cl. C*	241	293,220
Facebook, Inc., Cl. A*	3,398	659,994
Pinterest, Inc., Cl. A*	10,202	295,756
		1,248,970
INTERNET & DIRECT MARKETING RETAIL—13.2%
Alibaba Group Holding Ltd.#,*	3,380	585,112
Amazon.com, Inc.*	652	1,217,141
		1,802,253
IT CONSULTING & OTHER SERVICES—0.9%
Endava PLC#,*	3,240	119,880

LIFE SCIENCES TOOLS & SERVICES—2.5%
Illumina, Inc.*	1,148	343,688

MANAGED HEALTH CARE—4.0%
UnitedHealth Group, Inc.	2,206	549,316

MOVIES & ENTERTAINMENT—2.4%
Netflix, Inc.*	998	322,344

PROPERTY & CASUALTY INSURANCE—4.2%
The Progressive Corp.	7,029	569,208

SEMICONDUCTOR EQUIPMENT—3.7%
Applied Materials, Inc.	10,301	508,560

SEMICONDUCTORS—3.2%
NXP Semiconductors NV	4,292	443,750

SPECIALTY CHEMICALS—3.4%
The Sherwin-Williams Co.	897	460,197

THE ALGER FUNDS | ALGER 25 FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—94.5% (CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—10.0%
Microsoft Corp.	10,035	$1,367,469
TOTAL COMMON STOCKS (Cost $10,715,748)		12,892,187

REAL ESTATE INVESTMENT TRUST—2.5%	SHARES	VALUE
SPECIALIZED—2.5%
SBA Communications Corp., Cl. A*	1,396	342,592
(Cost $269,286)		342,592
Total Investments (Cost $10,985,034)	97.0%	$13,234,779
Unaffiliated Securities (Cost $10,985,034)		13,234,779
Other Assets in Excess of Liabilities	3.0%	412,279
NET ASSETS	100.0%	$13,647,058

* Non-income producing security.

# American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND

Schedule of Investments July 31, 2019 (Unaudited)

COMMON STOCKS—94.3%	SHARES	VALUE
AEROSPACE & DEFENSE—2.0%
HEICO Corp.	1,402	$191,724

APPAREL ACCESSORIES & LUXURY GOODS—3.9%
Lululemon Athletica, Inc.*	1,006	192,237
Moncler SpA	4,404	180,829
		373,066
APPLICATION SOFTWARE—6.4%
Adobe, Inc.*	1,320	394,495
salesforce.com, Inc.*	1,317	203,477
		597,972
DATA PROCESSING & OUTSOURCED SERVICES—12.9%
Fiserv, Inc.*	3,911	412,337
Square, Inc., Cl. A*	4,056	326,143
Visa, Inc., Cl. A	2,644	470,632
		1,209,112
DIVERSIFIED SUPPORT SERVICES—3.3%
Cintas Corp.	1,180	307,319

ELECTRIC UTILITIES—2.9%
NextEra Energy, Inc.	1,314	272,221

FINANCIAL EXCHANGES & DATA—4.7%
MarketAxess Holdings, Inc.	703	236,939
S&P Global, Inc.	818	200,369
		437,308
GENERAL MERCHANDISE STORES—2.7%
Dollar Tree, Inc.*	2,480	252,340

HEALTH CARE EQUIPMENT—8.6%
Abbott Laboratories	1,081	94,155
ABIOMED, Inc.*	489	136,216
DexCom, Inc.*	639	100,240
Insulet Corp.*	793	97,491
Intuitive Surgical, Inc.*	544	282,613
Tandem Diabetes Care, Inc.*	1,497	94,955
		805,670
HEALTH CARE SERVICES—2.0%
CVS Health Corp.	3,311	184,986

HEALTH CARE TECHNOLOGY—3.4%
Veeva Systems, Inc., Cl. A*	1,906	316,205

INDUSTRIAL CONGLOMERATES—1.5%
General Electric Co.	13,792	144,126

INTERACTIVE MEDIA & SERVICES—6.2%
Facebook, Inc., Cl. A*	1,917	372,339
Pinterest, Inc., Cl. A*	7,248	210,120
		582,459
INTERNET & DIRECT MARKETING RETAIL—8.9%
Amazon.com, Inc.*	450	840,051

THE ALGER FUNDS | ALGER 35 FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—94.3% (CONT.)	SHARES	VALUE
IT CONSULTING & OTHER SERVICES—1.1%
Endava PLC.#,*	2,701	$99,937

LIFE SCIENCES TOOLS & SERVICES—3.2%
Bio-Techne Corp.	913	191,867
NanoString Technologies, Inc.*	3,248	106,729
		298,596
MOVIES & ENTERTAINMENT—3.2%
Live Nation Entertainment, Inc.*	4,182	301,355

SEMICONDUCTOR EQUIPMENT—3.2%
Applied Materials, Inc.	6,150	303,625

SEMICONDUCTORS—2.8%
Advanced Micro Devices, Inc.*	8,613	262,266

SYSTEMS SOFTWARE—11.4%
Microsoft Corp.	6,521	888,617
ServiceNow, Inc.*	670	185,851
		1,074,468
TOTAL COMMON STOCKS (Cost $7,428,812)		8,854,806

REAL ESTATE INVESTMENT TRUST—4.1%	SHARES	VALUE
SPECIALIZED—4.1%
Crown Castle International Corp.	2,878	383,522
(Cost $330,250)		383,522
Total Investments (Cost $7,759,062)	98.4%	$9,238,328
Unaffiliated Securities (Cost $7,759,062)		9,238,328
Other Assets in Excess of Liabilities	1.6%	148,211
NET ASSETS	100.0%	$9,386,539

* Non-income producing security.

# American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND

Schedule of Investments July 31, 2019 (Unaudited)

COMMON STOCKS—92.7%	SHARES	VALUE
AEROSPACE & DEFENSE—3.6%
General Dynamics Corp.	5,529	$1,028,062
The Boeing Co.	6,697	2,284,882
United Technologies Corp.	6,152	821,907
		4,134,851
AIR FREIGHT & LOGISTICS—0.5%
United Parcel Service, Inc., Cl. B	4,399	525,549

APPAREL ACCESSORIES & LUXURY GOODS—0.6%
Tapestry, Inc.	20,548	635,550

APPAREL RETAIL—0.4%
The Gap, Inc.	22,808	444,756

ASSET MANAGEMENT & CUSTODY BANKS—3.0%
BlackRock, Inc., Cl. A	4,139	1,935,728
The Blackstone Group, Inc., Cl. A	31,842	1,527,779
		3,463,507
BIOTECHNOLOGY—1.8%
AbbVie, Inc.	10,565	703,840
Amgen, Inc.	4,100	764,978
Gilead Sciences, Inc.	9,700	635,544
		2,104,362
BUILDING PRODUCTS—0.5%
Johnson Controls International PLC	14,015	594,797

CABLE & SATELLITE—1.4%
Comcast Corp., Cl. A	37,905	1,636,359

CASINOS & GAMING—0.5%
Las Vegas Sands Corp.	8,632	521,718

COMMODITY CHEMICALS—0.2%
Dow, Inc.	5,494	266,129

COMMUNICATIONS EQUIPMENT—1.6%
Cisco Systems, Inc.	33,444	1,852,798

CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	6,613	519,716

DEPARTMENT STORES—0.5%
Kohl’s Corp.	9,720	523,519

DIVERSIFIED BANKS—6.7%
Bank of America Corp.	59,349	1,820,827
JPMorgan Chase & Co.	42,297	4,906,452
Wells Fargo & Co.	21,178	1,025,227
		7,752,506
ELECTRIC UTILITIES—0.6%
NextEra Energy, Inc.	3,386	701,478

ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
Eaton Corp. PLC	9,500	780,805

FINANCIAL EXCHANGES & DATA—2.4%
CME Group, Inc., Cl.A	14,068	2,735,101

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—92.7% (CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—0.7%
Medtronic PLC	7,950	$810,423

HEALTH CARE SERVICES—1.0%
CVS Health Corp.	20,048	1,120,082

HOME IMPROVEMENT RETAIL—2.9%
The Home Depot, Inc.	15,551	3,323,093

HOTELS RESORTS & CRUISE LINES—1.2%
Extended Stay America, Inc.	36,181	604,946
Royal Caribbean Cruises Ltd.	6,485	754,465
		1,359,411
HOUSEHOLD PRODUCTS—2.1%
The Procter & Gamble Co.	20,040	2,365,522

HYPERMARKETS & SUPER CENTERS—1.2%
Walmart, Inc.	12,141	1,340,124

INDUSTRIAL CONGLOMERATES—2.7%
Honeywell International, Inc.	17,854	3,079,101

INDUSTRIAL GASES—1.2%
Air Products & Chemicals, Inc.	6,023	1,374,870

INTEGRATED OIL & GAS—3.0%
Chevron Corp.	8,239	1,014,303
Exxon Mobil Corp.	19,901	1,479,838
TOTAL SA#	18,726	968,883
		3,463,024
INTEGRATED TELECOMMUNICATION SERVICES—3.5%
AT&T, Inc.	53,397	1,818,168
Verizon Communications, Inc.	39,128	2,162,605
		3,980,773
INTERACTIVE MEDIA & SERVICES—6.2%
Alphabet, Inc., Cl. A*	2,073	2,525,329
Alphabet, Inc., Cl. C*	2,010	2,445,527
Facebook, Inc., Cl. A*	11,268	2,188,584
		7,159,440
INTERNET & DIRECT MARKETING RETAIL—1.6%
Amazon.com, Inc.*	1,016	1,896,648

INVESTMENT BANKING & BROKERAGE—2.1%
Morgan Stanley	54,323	2,420,633

LEISURE FACILITIES—1.3%
Six Flags Entertainment Corp.	10,410	549,960
Vail Resorts, Inc.	3,724	918,040
		1,468,000
MANAGED HEALTH CARE—1.8%
UnitedHealth Group, Inc.	8,486	2,113,099

MULTI-LINE INSURANCE—0.8%
The Hartford Financial Services Group, Inc.	16,900	973,947

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—92.7% (CONT.)	SHARES	VALUE
MULTI-UTILITIES—0.8%
Sempra Energy	6,674	$903,860

OIL & GAS EXPLORATION & PRODUCTION—0.9%
ConocoPhillips	17,676	1,044,298

OIL & GAS REFINING & MARKETING—0.4%
Valero Energy Corp.	5,049	430,427

OIL & GAS STORAGE & TRANSPORTATION—0.6%
ONEOK, Inc.	10,458	732,897

PHARMACEUTICALS—7.9%
AstraZeneca PLC#	20,069	871,195
Eli Lilly & Co.	13,123	1,429,751
GlaxoSmithKline PLC#	19,689	812,762
Johnson & Johnson	16,787	2,186,003
Merck & Co., Inc.	13,607	1,129,245
Novartis AG#	6,300	576,954
Pfizer, Inc.	52,638	2,044,460
		9,050,370
RAILROADS—0.8%
Union Pacific Corp.	4,993	898,490

RESTAURANTS—1.3%
Darden Restaurants, Inc.	5,065	615,701
McDonald’s Corp.	4,595	968,258
		1,583,959
SEMICONDUCTOR EQUIPMENT—1.3%
KLA Corp.	10,895	1,485,206

SEMICONDUCTORS—3.0%
Broadcom, Inc.	6,048	1,753,860
QUALCOMM, Inc.	13,296	972,735
Taiwan Semiconductor Manufacturing Co., Ltd.#	17,409	742,146
		3,468,741
SOFT DRINKS—2.7%
PepsiCo, Inc.	15,503	1,981,438
The Coca-Cola Co.	20,700	1,089,441
		3,070,879
SPECIALTY CHEMICALS—0.3%
DuPont de Nemours, Inc.	5,494	396,447

SYSTEMS SOFTWARE—8.0%
Microsoft Corp.	67,790	9,237,743

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.3%
Apple, Inc.	23,127	4,926,976

TOBACCO—1.6%
Altria Group, Inc.	39,514	1,859,924
TOTAL COMMON STOCKS (Cost $56,940,250)		106,531,908

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

MASTER LIMITED PARTNERSHIP—1.2%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
The Carlyle Group LP	25,365	$604,955

OIL & GAS STORAGE & TRANSPORTATION—0.7%
Cheniere Energy Partners LP	17,862	805,755
TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,172,374)		1,410,710

REAL ESTATE INVESTMENT TRUST—5.0%	SHARES	VALUE
HEALTH CARE—0.9%
Welltower, Inc.	12,080	1,004,090

INDUSTRIAL—0.6%
Americold Realty Trust	19,681	659,904

MORTGAGE—0.8%
Blackstone Mortgage Trust, Inc., Cl. A	26,124	927,925

SPECIALIZED—2.7%
Crown Castle International Corp.	11,857	1,580,064
CyrusOne, Inc.	12,366	709,808
Lamar Advertising Co., Cl. A	10,909	882,756
		3,172,628
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $4,283,130)		5,764,547
Total Investments (Cost $62,395,754)	98.9%	$113,707,165
Unaffiliated Securities (Cost $62,395,754)		113,707,165
Other Assets in Excess of Liabilities	1.1%	1,248,111
NET ASSETS	100.0%	$114,955,276

# American Depositary Receipts.

* Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments July 31, 2019 (Unaudited)

COMMON STOCKS—94.0%	SHARES	VALUE
AEROSPACE & DEFENSE—2.7%
Arconic, Inc.	55,292	$1,384,512
HEICO Corp.	14,239	1,947,183
L3Harris Technologies, Inc.	7,135	1,481,226
Mercury Systems, Inc.*	5,742	468,088
		5,281,009
AIR FREIGHT & LOGISTICS—0.5%
XPO Logistics, Inc.*	14,852	1,002,213

APPAREL ACCESSORIES & LUXURY GOODS—3.8%
Levi Strauss & Co., Cl. A*	132,265	2,520,971
Lululemon Athletica, Inc.*	12,941	2,472,896
Tapestry, Inc.	46,452	1,436,760
VF Corp.	11,480	1,003,237
		7,433,864
APPAREL RETAIL—1.5%
Burlington Stores, Inc.*	16,530	2,987,798

APPLICATION SOFTWARE—10.4%
Anaplan, Inc.*	54,429	3,099,187
ANSYS, Inc.*	8,366	1,699,302
Aspen Technology, Inc.*	14,860	1,959,588
Atlassian Corp. PLC, Cl. A*	10,625	1,488,775
Avalara, Inc.*	36,298	2,957,561
Cadence Design Systems, Inc.*	13,456	994,533
Fair Isaac Corp.*	4,159	1,444,920
Medallia, Inc.*	28,198	1,123,690
Palantir Technologies, Inc., Cl. A*,@,(a)	16,376	94,162
Pluralsight, Inc., Cl. A*	31,010	951,697
PTC, Inc.*	19,931	1,350,923
RealPage, Inc.*	10,150	634,172
SS&C Technologies Holdings, Inc.	10,092	483,911
The Trade Desk, Inc., Cl. A*	4,918	1,294,959
Workday, Inc., Cl. A*	3,418	683,532
		20,260,912
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
WisdomTree Investments, Inc.	237,938	1,475,216

AUTO PARTS & EQUIPMENT—0.8%
Aptiv PLC	17,731	1,554,122

AUTOMOTIVE RETAIL—0.5%
O’Reilly Automotive, Inc.*	2,484	945,808

BIOTECHNOLOGY—3.2%
Alnylam Pharmaceuticals, Inc.*	9,849	764,184
Incyte Corp.*	14,985	1,272,526
Neurocrine Biosciences, Inc.*	5,369	517,518
Repligen Corp.*	17,327	1,635,496
Sarepta Therapeutics, Inc.*	14,257	2,122,154
		6,311,878

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—94.0% (CONT.)	SHARES	VALUE
BROADCASTING—1.3%
CBS Corp., Cl. B	28,356	$1,460,618
Discovery, Inc., Cl. A*	32,345	980,377
		2,440,995
COMMUNICATIONS EQUIPMENT—0.3%
Arista Networks, Inc.*	1,828	499,867

CONSTRUCTION MATERIALS—0.4%
Vulcan Materials Co.	5,540	766,459

CONSUMER ELECTRONICS—0.4%
Garmin Ltd.	10,197	801,382

DATA PROCESSING & OUTSOURCED SERVICES—7.9%
Fidelity National Information Services, Inc.	24,174	3,221,186
Fiserv, Inc.*	57,024	6,012,040
Global Payments, Inc.	5,844	981,324
Square, Inc., Cl. A*	44,369	3,567,711
Total System Services, Inc.	11,424	1,550,465
		15,332,726
DIVERSIFIED SUPPORT SERVICES—4.0%
Cintas Corp.	7,670	1,997,575
IAA, Inc.*	54,849	2,564,191
KAR Auction Services, Inc.	76,440	2,044,006
UniFirst Corp.	6,222	1,224,925
		7,830,697
EDUCATION SERVICES—0.4%
Chegg, Inc.*	15,317	688,040

ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
AMETEK, Inc.	21,417	1,919,177

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.2%
Cognex Corp.	30,028	1,321,532
FLIR Systems, Inc.	19,925	989,476
		2,311,008
ENVIRONMENTAL & FACILITIES SERVICES—1.2%
Waste Connections, Inc.	26,501	2,404,171

FINANCIAL EXCHANGES & DATA—0.7%
MarketAxess Holdings, Inc.	4,238	1,428,376

GENERAL MERCHANDISE STORES—1.1%
Dollar Tree, Inc.*	21,920	2,230,360

HEALTH CARE EQUIPMENT—5.6%
ABIOMED, Inc.*	3,102	864,093
DexCom, Inc.*	19,574	3,070,573
IDEXX Laboratories, Inc.*	5,636	1,589,634
Insulet Corp.*	15,947	1,960,524
Masimo Corp.*	10,125	1,598,231
Tandem Diabetes Care, Inc.*	15,713	996,676
Wright Medical Group NV*	29,796	859,913
		10,939,644

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—94.0% (CONT.)	SHARES	VALUE
HEALTH CARE SERVICES—1.3%
Guardant Health, Inc.*	26,767	$2,515,830

HEALTH CARE TECHNOLOGY—1.8%
Livongo Health, Inc.*	3,191	141,202
Phreesia, Inc.*	15,776	431,158
Teladoc Health, Inc.*	9,497	648,075
Veeva Systems, Inc., Cl. A*	14,114	2,341,513
		3,561,948
HOMEFURNISHING RETAIL—0.8%
Bed Bath & Beyond, Inc.	157,955	1,533,743

HOUSEHOLD PRODUCTS—1.8%
Church & Dwight Co., Inc.	45,539	3,435,462

HYPERMARKETS & SUPER CENTERS—0.4%
BJ’s Wholesale Club Holdings, Inc.*	32,752	771,637

INDUSTRIAL MACHINERY—1.8%
Fortive Corp.	25,664	1,951,747
Lincoln Electric Holdings, Inc.	17,767	1,501,667
		3,453,414
INSURANCE BROKERS—0.6%
eHealth, Inc.*	10,782	1,118,633

INTERACTIVE HOME ENTERTAINMENT—0.9%
Take-Two Interactive Software, Inc.*	14,089	1,726,184

INTERACTIVE MEDIA & SERVICES—3.9%
IAC/InterActiveCorp*	6,262	1,496,931
Pinterest, Inc., Cl. A*	144,381	4,185,605
Twitter, Inc.*	44,424	1,879,579
		7,562,115
INTERNET & DIRECT MARKETING RETAIL—2.5%
Chewy, Inc., Cl. A*	22,495	754,932
Etsy, Inc.*	22,546	1,511,033
Farfetch Ltd., Cl. A*	68,703	1,380,930
MercadoLibre, Inc.*	1,965	1,221,090
		4,867,985
INTERNET SERVICES & INFRASTRUCTURE—2.2%
GoDaddy, Inc., Cl. A*	13,674	1,003,398
Okta, Inc., Cl. A*	10,156	1,328,709
VeriSign, Inc.*	8,936	1,886,300
		4,218,407
IT CONSULTING & OTHER SERVICES—0.3%
Endava PLC#,*	13,484	498,908

LEISURE FACILITIES—1.8%
Planet Fitness, Inc., Cl. A*	45,330	3,565,658

LIFE SCIENCES TOOLS & SERVICES—2.8%
Adaptive Biotechnologies Corp.*	10,811	416,764
Bio-Techne Corp.	13,308	2,796,676
NanoString Technologies, Inc.*	54,678	1,796,719

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—94.0% (CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—2.8% (CONT.)
Personalis, Inc.*	25,270	$452,586
		5,462,745
METAL & GLASS CONTAINERS—0.7%
Ball Corp.	20,691	1,478,993

MOVIES & ENTERTAINMENT—2.5%
Live Nation Entertainment, Inc.*	68,589	4,942,523

PHARMACEUTICALS—2.7%
Aerie Pharmaceuticals, Inc.*	21,298	461,528
Fulcrum Therapeutics, Inc.*	43,548	603,140
GW Pharmaceuticals PLC#,*	17,236	2,797,403
Zoetis, Inc., Cl. A	12,381	1,422,453
		5,284,524
PROPERTY & CASUALTY INSURANCE—1.1%
The Progressive Corp.	27,535	2,229,784

REGIONAL BANKS—0.9%
SVB Financial Group*	7,694	1,784,777

RESEARCH & CONSULTING SERVICES—3.0%
CoStar Group, Inc.*	2,386	1,468,344
IHS Markit Ltd.*	31,961	2,058,928
Verisk Analytics, Inc., Cl. A	15,472	2,347,412
		5,874,684
RESTAURANTS—2.5%
Shake Shack, Inc., Cl. A*	39,849	2,975,126
Wingstop, Inc.	20,706	1,979,287
		4,954,413
SEMICONDUCTOR EQUIPMENT—1.2%
KLA Corp.	16,894	2,302,990

SEMICONDUCTORS—4.0%
Advanced Micro Devices, Inc.*	85,675	2,608,804
Microchip Technology, Inc.	8,128	767,446
Monolithic Power Systems, Inc.	5,573	825,696
Universal Display Corp.	4,926	1,039,780
Xilinx, Inc.	23,092	2,637,337
		7,879,063
SPECIALTY CHEMICALS—0.5%
WR Grace & Co.	14,664	994,366

SYSTEMS SOFTWARE—0.9%
Crowdstrike Holdings, Inc., Cl. A*	11,191	996,782
ServiceNow, Inc.*	2,505	694,862
		1,691,644
THRIFTS & MORTGAGE FINANCE—0.7%
LendingTree, Inc.*	4,123	1,329,832

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—94.0% (CONT.)	SHARES	VALUE
TRUCKING—0.7%
Old Dominion Freight Line, Inc.	8,430	$1,407,641
TOTAL COMMON STOCKS (Cost $154,314,827)		183,293,625

PREFERRED STOCKS—0.4%	SHARES	VALUE
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@,(a)	66,787	384,025
Palantir Technologies, Inc., Cl. D*,@,(a)	8,701	50,031
		434,056
BIOTECHNOLOGY—0.2%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	219,610	439,220
TOTAL PREFERRED STOCKS (Cost $1,486,719)		873,276

RIGHTS—0.9%	SHARES	VALUE
BIOTECHNOLOGY—0.9%
Tolero CDR*,@,(a),(c)	590,059	1,835,083
(Cost $315,501)		1,835,083

REAL ESTATE INVESTMENT TRUST—4.5%	SHARES	VALUE
HEALTH CARE—0.8%
Welltower, Inc.	18,742	1,557,835
INDUSTRIAL—1.2%
Americold Realty Trust	31,886	1,069,138
Rexford Industrial Realty, Inc.	28,452	1,177,913
		2,247,051
RESIDENTIAL—0.5%
Equity LifeStyle Properties, Inc.	7,949	987,663
SPECIALIZED—2.0%
Crown Castle International Corp.	29,250	3,897,855
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $7,232,884)		8,690,404
Total Investments (Cost $163,349,931)	99.8%	$194,692,388
Affiliated Securities (Cost $988,245)		439,220
Unaffiliated Securities (Cost $162,361,686)		194,253,168
Other Assets in Excess of Liabilities	0.2%	323,270
NET ASSETS	100.0%	$195,015,658

#                 American Depositary Receipts.

(a)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)         Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

(c)          Contingent Deferred Rights.

*               Non-income producing security.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2019 (Unaudited) (Continued)

@            Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2019
Palantir Technologies, Inc., Cl. A	10/7/14	$106,559	0.05%	$94,162	0.05%
Palantir Technologies, Inc., Cl. B	10/7/14	441,023	0.22%	384,025	0.20%
Palantir Technologies, Inc., Cl. D	10/14/14	57,451	0.03%	50,031	0.03%
Prosetta Biosciences, Inc., Series D	2/6/15	988,245	0.50%	439,220	0.22%
Tolero CDR	2/6/17	315,501	0.19%	1,835,083	0.94%
Total				$2,802,521	1.44%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND

Schedule of Investments July 31, 2019 (Unaudited)

COMMON STOCKS—97.4%	SHARES	VALUE
AEROSPACE & DEFENSE—6.6%
HEICO Corp.	2,143	$293,055
Mercury Systems, Inc.*	5,494	447,871
		740,926
AIR FREIGHT & LOGISTICS—2.9%
XPO Logistics, Inc.*	4,806	324,309

APPAREL ACCESSORIES & LUXURY GOODS—4.6%
Canada Goose Holdings, Inc.*	4,460	208,683
Lululemon Athletica, Inc.*	1,590	303,833
		512,516
APPAREL RETAIL—1.4%
Burlington Stores, Inc.*	889	160,687

APPLICATION SOFTWARE—23.8%
ANSYS, Inc.*	1,272	258,369
Atlassian Corp. PLC, Cl. A*	1,582	221,670
Avalara, Inc.*	4,464	363,727
Blackbaud, Inc.	3,213	292,383
Coupa Software, Inc.*	2,058	279,291
Guidewire Software, Inc.*	2,041	208,345
HubSpot, Inc.*	1,770	316,334
Medallia, Inc.*	2,423	96,557
Paylocity Holding Corp.*	2,857	291,671
The Trade Desk, Inc., Cl. A*	643	169,308
Tyler Technologies, Inc.*	773	180,380
		2,678,035
BIOTECHNOLOGY—5.7%
Exact Sciences Corp.*	1,541	177,384
Incyte Corp.*	1,700	144,364
Repligen Corp.*	3,378	318,849
		640,597
COMMUNICATIONS EQUIPMENT—1.4%
Motorola Solutions, Inc.	936	155,339

ELECTRONIC EQUIPMENT & INSTRUMENTS—3.2%
Cognex Corp.	2,636	116,010
FLIR Systems, Inc.	5,083	252,422
		368,432
GENERAL MERCHANDISE STORES—2.0%
Dollar Tree, Inc.*	1,093	111,213
Ollie’s Bargain Outlet Holdings, Inc.*	1,301	110,182
		221,395
HEALTH CARE EQUIPMENT—14.3%
ABIOMED, Inc.*	602	167,693
Cantel Medical Corp.	3,391	312,921
DexCom, Inc.*	1,580	247,855
IDEXX Laboratories, Inc.*	1,086	306,306
Insulet Corp.*	2,082	255,961
Intuitive Surgical, Inc.*	407	211,441

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—97.4% (CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—14.3% (CONT.)
Masimo Corp.*	709	$111,916
		1,614,093
HEALTH CARE SUPPLIES—1.7%
Quidel Corp.*	3,202	189,014

HEALTH CARE TECHNOLOGY—4.4%
Teladoc Health, Inc.*	2,926	199,670
Veeva Systems, Inc., Cl. A*	1,758	291,652
		491,322
INTERNET & DIRECT MARKETING RETAIL—2.7%
Chewy, Inc., Cl. A*	5,344	179,345
Etsy, Inc.*	1,774	118,893
		298,238
INTERNET SERVICES & INFRASTRUCTURE—2.7%
Okta, Inc., Cl. A*	774	101,262
Shopify, Inc., Cl. A*	656	208,529
		309,791
LEISURE FACILITIES—2.8%
Planet Fitness, Inc., Cl. A*	3,957	311,258

LIFE SCIENCES TOOLS & SERVICES—5.8%
Adaptive Biotechnologies Corp.*	4,137	159,481
Bio-Techne Corp.	1,444	303,457
Illumina, Inc.*	643	192,501
		655,439
MANAGED HEALTH CARE—2.1%
HealthEquity, Inc.*	2,861	234,545

OIL & GAS EQUIPMENT & SERVICES—2.0%
DMC Global, Inc.	4,353	227,401

SPECIALTY STORES—1.1%
Five Below, Inc.*	1,063	124,860

SYSTEMS SOFTWARE—2.5%
Proofpoint, Inc.*	2,230	281,426

TRADING COMPANIES & DISTRIBUTORS—3.7%
Fastenal Co.	4,435	136,598
SiteOne Landscape Supply, Inc.*	3,846	284,104
		420,702
TOTAL COMMON STOCKS (Cost $10,314,603)		10,960,325
Total Investments (Cost $10,314,603)	97.4%	$10,960,325
Unaffiliated Securities (Cost $10,314,603)		10,960,325
Other Assets in Excess of Liabilities	2.6%	292,129
NET ASSETS	100.0%	$11,252,454

* Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMID CAP FOCUS FUND

Schedule of Investments July 31, 2019 (Unaudited)

COMMON STOCKS—94.5%	SHARES	VALUE
AEROSPACE & DEFENSE—5.9%
HEICO Corp.	170,722	$23,346,233
Kratos Defense & Security Solutions, Inc.*	477,406	11,768,058
		35,114,291
AIR FREIGHT & LOGISTICS—0.8%
XPO Logistics, Inc.*	67,542	4,557,734

APPAREL ACCESSORIES & LUXURY GOODS—2.0%
Canada Goose Holdings, Inc.*	259,783	12,155,247

APPLICATION SOFTWARE—22.7%
2U, Inc.*	77,616	993,485
Altair Engineering, Inc., Cl. A*	210,964	8,778,212
Avalara, Inc.*	150,470	12,260,296
Ebix, Inc.	231,239	10,643,931
Everbridge, Inc.*	232,816	23,817,077
Globant SA*	109,242	11,579,652
HubSpot, Inc.*	41,477	7,412,769
Paylocity Holding Corp.*	259,421	26,484,290
SPS Commerce, Inc.*	95,020	10,626,087
Telaria, Inc.*	613,540	4,969,674
The Trade Desk, Inc., Cl. A*	69,111	18,197,617
		135,763,090
ASSET MANAGEMENT & CUSTODY BANKS—1.9%
Hamilton Lane, Inc., Cl. A	196,190	11,516,353

BIOTECHNOLOGY—4.4%
ACADIA Pharmaceuticals, Inc.*	151,761	3,730,285
Acorda Therapeutics, Inc.*	277,217	1,921,114
Portola Pharmaceuticals, Inc.*	537,767	14,347,624
Puma Biotechnology, Inc.*	421,437	4,066,867
Ultragenyx Pharmaceutical, Inc.*	39,726	2,393,889
		26,459,779
EDUCATION SERVICES—5.9%
Chegg, Inc.*	789,540	35,466,137

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.4%
nLight, Inc.*	97,607	1,604,659
Novanta, Inc.*	76,279	6,414,301
		8,018,960
ENVIRONMENTAL & FACILITIES SERVICES—3.5%
Casella Waste Systems, Inc., Cl. A*	487,333	21,247,719

GENERAL MERCHANDISE STORES—2.9%
Ollie’s Bargain Outlet Holdings, Inc.*	205,316	17,388,212

HEALTH CARE DISTRIBUTORS—1.9%
PetIQ, Inc., Cl. A*	323,647	11,081,673

HEALTH CARE EQUIPMENT—10.2%
Glaukos Corp.*	177,834	14,525,481
Insulet Corp.*	201,366	24,755,936
Nevro Corp.*	324,301	21,682,765
		60,964,182

THE ALGER FUNDS | ALGER SMID CAP FOCUS FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—94.5% (CONT.)	SHARES	VALUE
HEALTH CARE FACILITIES—2.1%
US Physical Therapy, Inc.	96,652	$12,475,840

HOTELS RESORTS & CRUISE LINES—0.5%
Lindblad Expeditions Holdings, Inc.*	171,067	3,221,192

INDUSTRIAL MACHINERY—1.7%
The Middleby Corp.*	76,951	10,340,675

INSURANCE BROKERS—0.6%
eHealth, Inc.*	35,759	3,709,996

INTERACTIVE MEDIA & SERVICES—0.2%
Care.com, Inc.*	103,519	1,134,568
Eventbrite, Inc., Cl. A*	65	1,150
		1,135,718
INTERNET & DIRECT MARKETING RETAIL—3.5%
Wayfair, Inc., Cl. A*	160,248	21,018,128

IT CONSULTING & OTHER SERVICES—2.9%
EPAM Systems, Inc.*	89,418	17,328,314

LEISURE FACILITIES—4.6%
Planet Fitness, Inc., Cl. A*	345,325	27,163,264

OIL & GAS EQUIPMENT & SERVICES—0.6%
Solaris Oilfield Infrastructure, Inc., Cl. A	260,644	3,729,816

PHARMACEUTICALS—1.9%
Aerie Pharmaceuticals, Inc.*	85,227	1,846,869
Dermira, Inc.*	1,067,442	9,404,164
		11,251,033
REAL ESTATE SERVICES—5.9%
FirstService Corp.	336,213	35,258,657

REGIONAL BANKS—2.4%
Independent Bank Group, Inc.	143,506	8,152,576
Signature Bank	44,963	5,730,984
		13,883,560
SEMICONDUCTORS—0.2%
Impinj, Inc.*	36,545	1,322,929

SYSTEMS SOFTWARE—1.5%
Rapid7, Inc.*	119,178	7,228,146
Zuora, Inc., Cl. A*	126,900	1,904,769
		9,132,915
THRIFTS & MORTGAGE FINANCE—0.2%
Axos Financial, Inc.*	47,082	1,379,973

TRADING COMPANIES & DISTRIBUTORS—2.2%
SiteOne Landscape Supply, Inc.*	174,326	12,877,462
TOTAL COMMON STOCKS (Cost $457,006,937)		564,962,849

THE ALGER FUNDS | ALGER SMID CAP FOCUS FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

PREFERRED STOCKS—0.1%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	231,474	$462,948
(Cost $1,041,633)		462,948
Total Investments (Cost $458,048,570)	94.6%	$565,425,797
Affiliated Securities (Cost $1,041,633)		462,948
Unaffiliated Securities (Cost $457,006,937)		564,962,849
Other Assets in Excess of Liabilities	5.4%	32,039,687
NET ASSETS	100.0%	$597,465,484

(a)         Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

(b)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

*                 Non-income producing security.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2019
Prosetta Biosciences, Inc., Series D	2/6/15	$1,041,633	0.10%	$462,948	0.08%
Total				$462,948	0.08%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2019 (Unaudited)

COMMON STOCKS—96.1%	SHARES	VALUE
AEROSPACE & DEFENSE—2.1%
Hexcel Corp.	9,589	$783,997
Mercury Systems, Inc.*	29,493	2,404,269
		3,188,266
APPAREL ACCESSORIES & LUXURY GOODS—0.7%
Canada Goose Holdings, Inc.*	24,117	1,128,434

APPAREL RETAIL—1.6%
Burlington Stores, Inc.*	13,289	2,401,987

APPLICATION SOFTWARE—22.1%
ACI Worldwide, Inc.*	84,623	2,839,948
Avalara, Inc.*	63,211	5,150,432
Blackbaud, Inc.	34,112	3,104,192
Blackline, Inc.*	14,593	650,848
Coupa Software, Inc.*	14,692	1,993,851
Everbridge, Inc.*	22,591	2,311,059
Guidewire Software, Inc.*	21,822	2,227,590
HubSpot, Inc.*	17,880	3,195,514
Manhattan Associates, Inc.*	21,311	1,811,222
Medallia, Inc.*	1,766	70,375
MicroStrategy, Inc., Cl. A*	7,651	1,046,121
Paycom Software, Inc.*	12,734	3,065,711
Q2 Holdings, Inc.*	30,311	2,420,940
Smartsheet, Inc., Cl. A*	23,611	1,178,425
SPS Commerce, Inc.*	12,433	1,390,382
Tyler Technologies, Inc.*	7,572	1,766,926
		34,223,536
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
WisdomTree Investments, Inc.	230,514	1,429,187

BIOTECHNOLOGY—7.0%
Bluebird Bio, Inc.*	5,756	755,360
CareDx, Inc.*	106,657	3,495,150
Exact Sciences Corp.*	14,708	1,693,038
Heron Therapeutics, Inc.*	13,974	243,707
Portola Pharmaceuticals, Inc.*	20,047	534,854
Repligen Corp.*	13,572	1,281,061
Sarepta Therapeutics, Inc.*	18,617	2,771,140
		10,774,310
ELECTRONIC COMPONENTS—1.0%
Dolby Laboratories, Inc., Cl. A	23,069	1,570,999

ELECTRONIC EQUIPMENT & INSTRUMENTS—2.7%
Cognex Corp.	46,587	2,050,294
FLIR Systems, Inc.	43,472	2,158,820
		4,209,114
FOOD RETAIL—0.1%
Grocery Outlet Holding Corp.*	3,128	121,804

GENERAL MERCHANDISE STORES—0.6%
Ollie’s Bargain Outlet Holdings, Inc.*	11,453	969,955

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—96.1% (CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—12.0%
ABIOMED, Inc.*	9,856	$2,745,487
AxoGen, Inc.*	24,777	445,490
Cantel Medical Corp.	39,949	3,686,494
CryoPort, Inc.*	44,672	914,436
DexCom, Inc.*	14,549	2,282,302
Inogen, Inc.*	20,066	1,234,059
Insulet Corp.*	37,975	4,668,647
Tandem Diabetes Care, Inc.*	40,142	2,546,207
		18,523,122
HEALTH CARE SUPPLIES—5.3%
Neogen Corp.*	56,867	4,060,304
OraSure Technologies, Inc.*	68,810	574,563
Quidel Corp.*	61,500	3,630,345
		8,265,212
HEALTH CARE TECHNOLOGY—8.5%
Medidata Solutions, Inc.*	50,795	4,641,139
Veeva Systems, Inc., Cl. A*	39,816	6,605,474
Vocera Communications, Inc.*	74,674	1,916,882
		13,163,495
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.0%
WageWorks, Inc.*	28,700	1,468,579

HYPERMARKETS & SUPER CENTERS—0.8%
BJ’s Wholesale Club Holdings, Inc.*	54,555	1,285,316

INSURANCE BROKERS—0.6%
eHealth, Inc.*	8,927	926,176

INTERACTIVE HOME ENTERTAINMENT—2.4%
Take-Two Interactive Software, Inc.*	30,297	3,711,988

INTERACTIVE MEDIA & SERVICES—0.4%
Pinterest, Inc., Cl. A*	20,633	598,151

INTERNET & DIRECT MARKETING RETAIL—2.8%
Chewy, Inc., Cl. A*	21,053	706,539
Etsy, Inc.*	36,047	2,415,870
GrubHub, Inc.*	14,936	1,010,122
Waitr Holdings, Inc.*	56,984	261,556
		4,394,087
INTERNET SERVICES & INFRASTRUCTURE—2.1%
Shopify, Inc., Cl. A*	10,019	3,184,840

IT CONSULTING & OTHER SERVICES—0.8%
InterXion Holding NV*	15,505	1,167,527

LEISURE FACILITIES—1.8%
Planet Fitness, Inc., Cl. A*	35,387	2,783,541

LIFE SCIENCES TOOLS & SERVICES—5.5%
Adaptive Biotechnologies Corp.*	116	4,472
Bio-Techne Corp.	23,908	5,024,266
NanoString Technologies, Inc.*	58,204	1,912,583

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—96.1% (CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—5.5% (CONT.)
Personalis, Inc.*	4,563	$81,723
PRA Health Sciences, Inc.*	15,488	1,547,406
		8,570,450
MANAGED HEALTH CARE—1.1%
HealthEquity, Inc.*	19,841	1,626,565

MOVIES & ENTERTAINMENT—2.0%
Live Nation Entertainment, Inc.*	43,254	3,116,883

OIL & GAS EQUIPMENT & SERVICES—0.8%
DMC Global, Inc.	23,034	1,203,296

OIL & GAS EXPLORATION & PRODUCTION—0.6%
Magnolia Oil & Gas Corp., Cl. A*	76,861	859,306

PERSONAL PRODUCTS—0.4%
elf Beauty, Inc.*	39,705	658,706

PHARMACEUTICALS—0.7%
Aerie Pharmaceuticals, Inc.*	19,586	424,429
GW Pharmaceuticals PLC#,*	4,119	668,514
		1,092,943
RESTAURANTS—2.3%
Shake Shack, Inc., Cl. A*	30,435	2,272,277
Wingstop, Inc.	13,971	1,335,488
		3,607,765
SEMICONDUCTORS—0.8%
Universal Display Corp.	5,643	1,191,124

SPECIALTY CHEMICALS—1.8%
Balchem Corp.	26,649	2,735,253

SPECIALTY STORES—0.7%
Five Below, Inc.*	9,277	1,089,676

SYSTEMS SOFTWARE—2.1%
Proofpoint, Inc.*	25,920	3,271,104

TOTAL COMMON STOCKS (Cost $77,407,554)		148,512,697

PREFERRED STOCKS—0.1%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	50,688	101,376
(Cost $228,096)		101,376

RIGHTS—0.3%	SHARES	VALUE
BIOTECHNOLOGY—0.3%
Tolero CDR*,@,(b),(c)	174,782	543,572
(Cost $94,483)		543,572

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2019 (Unaudited) (Continued)

		VALUE
Total Investments (Cost $77,730,133)	96.5%	$149,157,645
Affiliated Securities (Cost $228,096)		101,376
Unaffiliated Securities (Cost $77,502,037)		149,056,269
Other Assets in Excess of Liabilities	3.5%	5,378,589
NET ASSETS	100.0%	$154,536,234

#                 American Depositary Receipts.

(a)         Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

(b)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(c)          Contingent Deferred Rights.

*                 Non-income producing security.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2019
Prosetta Biosciences, Inc., Series D	2/6/15	$228,096	0.10%	$101,376	0.07%
Tolero CDR	2/6/17	94,483	0.08%	543,572	0.35%
Total				$644,948	0.42%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND

Schedule of Investments July 31, 2019 (Unaudited)

COMMON STOCKS—93.7%	SHARES	VALUE
AEROSPACE & DEFENSE—2.7%
Mercury Systems, Inc.*	1,375,669	$112,144,537

APPAREL ACCESSORIES & LUXURY GOODS—2.5%
Canada Goose Holdings, Inc.*	2,251,302	105,338,421

APPLICATION SOFTWARE—26.6%
ACI Worldwide, Inc.*	959,360	32,196,122
Alteryx, Inc., Cl. A*	340,517	40,024,368
ANSYS, Inc.*	425,603	86,448,481
Avalara, Inc.*	1,606,528	130,899,901
Blackbaud, Inc.	793,020	72,164,820
Blackline, Inc.*	1,369,352	61,073,099
Coupa Software, Inc.*	775,908	105,298,475
Everbridge, Inc.*	1,158,154	118,479,154
Guidewire Software, Inc.*	548,332	55,973,731
Medallia, Inc.*	872,236	34,758,605
Paycom Software, Inc.*	426,043	102,569,852
Pluralsight, Inc., Cl. A*	1,994,519	61,211,788
PROS Holdings, Inc.*	1,206,056	87,270,212
Q2 Holdings, Inc.*	801,842	64,043,121
Tyler Technologies, Inc.*	206,608	48,211,977
		1,100,623,706
ASSET MANAGEMENT & CUSTODY BANKS—1.2%
WisdomTree Investments, Inc.	7,749,509	48,046,956

BIOTECHNOLOGY—10.2%
CareDx, Inc.*	2,959,686	96,988,910
Exact Sciences Corp.*	671,575	77,304,998
Natera, Inc.*	3,356,905	92,583,440
Repligen Corp.*	1,626,412	153,517,029
		420,394,377
EDUCATION SERVICES—2.6%
Chegg, Inc.*	2,432,127	109,251,145

ELECTRONIC EQUIPMENT & INSTRUMENTS—3.8%
Cognex Corp.	1,711,837	75,337,946
FLIR Systems, Inc.	1,623,576	80,626,784
		155,964,730
GENERAL MERCHANDISE STORES—1.1%
Ollie’s Bargain Outlet Holdings, Inc.*	519,062	43,959,361

HEALTH CARE DISTRIBUTORS—1.4%
PetIQ, Inc., Cl. A*	1,666,196	57,050,551

HEALTH CARE EQUIPMENT—18.9%
ABIOMED, Inc.*	239,551	66,729,327
Cantel Medical Corp.	1,134,061	104,651,149
CryoPort, Inc.*	4,039,639	82,691,410
Glaukos Corp.*	733,606	59,920,938
Heska Corp.*	853,222	68,377,211
Inogen, Inc.*	759,757	46,725,056
Insulet Corp.*	828,146	101,812,269

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—93.7% (CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—18.9% (CONT.)
iRhythm Technologies, Inc.*	497,994	$41,403,221
Tactile Systems Technology, Inc.*	1,434,871	82,849,451
Tandem Diabetes Care, Inc.*	1,965,702	124,684,478
		779,844,510
HEALTH CARE SUPPLIES—3.8%
Neogen Corp.*	1,227,512	87,644,357
Quidel Corp.*	1,191,736	70,348,176
		157,992,533
HEALTH CARE TECHNOLOGY—4.4%
Veeva Systems, Inc., Cl. A*	728,772	120,903,275
Vocera Communications, Inc.*	2,374,363	60,949,898
		181,853,173
INTERNET SERVICES & INFRASTRUCTURE—2.8%
Shopify, Inc., Cl. A*	369,850	117,567,918

LIFE SCIENCES TOOLS & SERVICES—3.5%
Adaptive Biotechnologies Corp.*	832,490	32,092,489
Bio-Techne Corp.	535,873	112,613,711
		144,706,200
MANAGED HEALTH CARE—1.5%
HealthEquity, Inc.*	769,133	63,053,523

RESTAURANTS—2.7%
Wingstop, Inc.	1,180,615	112,854,988

SPECIALTY CHEMICALS—1.3%
Balchem Corp.	519,799	53,352,169

SPECIALTY STORES—1.1%
Five Below, Inc.*	391,583	45,995,339

SYSTEMS SOFTWARE—1.6%
Proofpoint, Inc.*	537,561	67,840,198
TOTAL COMMON STOCKS (Cost $3,004,442,102)		3,877,834,335

RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Tolero CDR*,@,(a),(b)	11,905	37,025
(Cost $6,436)		37,025
Total Investments (Cost $3,004,448,538)	93.7%	$3,877,871,360
Unaffiliated Securities (Cost $3,004,448,538)		3,877,871,360
Other Assets in Excess of Liabilities	6.3%	262,031,129
NET ASSETS	100.0%	$4,139,902,489

(a)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)         Contingent Deferred Rights.

*                 Non-income producing security.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments July 31, 2019 (Unaudited) (Continued)

@            Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2019
Toler o CDR	2/6/17	$6,436	0.00%	$37,025	0.00%
Total				$37,025	0.00%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments July 31, 2019 (Unaudited)

COMMON STOCKS—96.4%	SHARES	VALUE
AUSTRALIA—3.5%
APPLICATION SOFTWARE—1.7%
Technology One Ltd.	449,033	$2,342,703

HEALTH CARE SUPPLIES—1.8%
Nanosonics Ltd.*	670,062	2,502,311
TOTAL AUSTRALIA (Cost $4,531,498)		4,845,014

BRAZIL—4.2%
DEPARTMENT STORES—1.4%
Lojas Renner SA	154,660	1,922,163

EDUCATION SERVICES—1.3%
Afya Ltd., Cl. A*	62,527	1,808,281

REINSURANCE—1.5%
IRB Brasil Resseguros SA	84,000	2,089,716
TOTAL BRAZIL (Cost $4,719,137)		5,820,160

CHINA—7.9%
EDUCATION SERVICES—1.6%
TAL Education Group#,*	67,000	2,157,400

INTERACTIVE MEDIA & SERVICES—2.3%
Tencent Holdings Ltd.	68,100	3,172,981

INTERNET & DIRECT MARKETING RETAIL—4.0%
Alibaba Group Holding Ltd.#,*	15,000	2,596,650
Baozun, Inc.#,*	59,024	2,928,181
		5,524,831
TOTAL CHINA (Cost $9,715,876)		10,855,212

FRANCE—11.0%
AEROSPACE & DEFENSE—1.8%
Safran SA	17,100	2,454,892

APPAREL ACCESSORIES & LUXURY GOODS—2.3%
LVMH Moet Hennessy Louis Vuitton SE	7,700	3,180,555

INTERACTIVE HOME ENTERTAINMENT—2.0%
Ubisoft Entertainment SA*	34,044	2,800,279

LIFE SCIENCES TOOLS & SERVICES—2.5%
Eurofins Scientific SE	8,150	3,486,254

RESEARCH & CONSULTING SERVICES—2.4%
Teleperformance	15,557	3,258,991
TOTAL FRANCE (Cost $14,425,067)		15,180,971

GERMANY—4.2%
APPLICATION SOFTWARE—1.9%
SAP SE	21,400	2,615,852

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—96.4% (CONT.)	SHARES	VALUE
GERMANY—4.2% (CONT.)
FOOTWEAR—2.3%
Puma SE	46,000	$3,204,662
TOTAL GERMANY (Cost $5,111,175)		5,820,514

HONG KONG—2.2%
LIFE & HEALTH INSURANCE—2.2%
AIA Group Ltd.	291,752	2,991,843
(Cost $2,627,255)

INDIA—4.7%
CONSUMER FINANCE—2.4%
Manappuram Finance Ltd.	1,973,993	3,255,114

DIVERSIFIED BANKS—2.3%
ICICI Bank Ltd.#	260,000	3,174,600
TOTAL INDIA (Cost $6,003,047)		6,429,714

IRELAND—2.5%
PACKAGED FOODS & MEATS—2.5%
Kerry Group PLC, Cl. A	29,541	3,437,253
(Cost $3,081,824)

ITALY—6.0%
APPAREL ACCESSORIES & LUXURY GOODS—2.6%
Moncler SpA	86,311	3,543,949

AUTOMOBILE MANUFACTURERS—1.8%
Ferrari NV	14,962	2,410,079

LEISURE PRODUCTS—1.6%
Technogym SpA(a)	208,990	2,244,934
TOTAL ITALY (Cost $7,447,046)		8,198,962

JAPAN—10.8%
HEALTH CARE SUPPLIES—2.1%
Hoya Corp.	36,600	2,806,689

HUMAN RESOURCE & EMPLOYMENT SERVICES—2.6%
Recruit Holdings Co., Ltd.	106,400	3,603,133

INTERACTIVE HOME ENTERTAINMENT—2.3%
Nintendo Co., Ltd.	8,400	3,090,443

PERSONAL PRODUCTS—1.8%
Shiseido Co., Ltd.	34,200	2,516,708

REAL ESTATE DEVELOPMENT—2.0%
Katitas Co., Ltd.	72,400	2,779,538
TOTAL JAPAN (Cost $12,566,119)		14,796,511

NETHERLANDS—7.1%
OIL & GAS EQUIPMENT & SERVICES—1.7%
Core Laboratories NV	47,200	2,368,024

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—96.4% (CONT.)	SHARES	VALUE
NETHERLANDS—7.1% (CONT.)
SEMICONDUCTOR EQUIPMENT—2.7%
ASML Holding NV	16,600	$3,698,881

SEMICONDUCTORS—2.7%
NXP Semiconductors NV	35,600	3,680,684
TOTAL NETHERLANDS (Cost $10,102,038)		9,747,589

NEW ZEALAND—2.2%
APPLICATION SOFTWARE—2.2%
Xero Ltd.*	67,200	2,957,633
(Cost $2,220,155)

RUSSIA—5.1%
INTEGRATED OIL & GAS—3.0%
LUKOIL PJSC#	50,000	4,103,401

INTERACTIVE MEDIA & SERVICES—2.1%
Yandex NV, Cl. A*	73,200	2,870,904
TOTAL RUSSIA (Cost $5,768,990)		6,974,305

SOUTH KOREA—2.5%
APPAREL ACCESSORIES & LUXURY GOODS—2.5%
Fila Korea Ltd.	61,000	3,437,023
(Cost $3,672,123)

SPAIN—2.6%
BIOTECHNOLOGY—2.6%
Grifols SA#	155,341	3,535,561
(Cost $3,221,080)

SWITZERLAND—4.6%
ASSET MANAGEMENT & CUSTODY BANKS—2.7%
Partners Group Holding AG	4,684	3,725,703

SPECIALTY CHEMICALS—1.9%
Sika AG	18,000	2,599,128
TOTAL SWITZERLAND (Cost $5,932,130)		6,324,831

UNITED KINGDOM—12.4%
DATA PROCESSING & OUTSOURCED SERVICES—2.1%
Network International Holdings PLC*,(a)	389,882	2,902,604

FINANCIAL EXCHANGES & DATA—2.1%
London Stock Exchange Group PLC	35,900	2,883,077

IT CONSULTING & OTHER SERVICES—1.7%
Keywords Studios PLC	114,200	2,292,360

PACKAGED FOODS & MEATS—2.1%
Nomad Foods Ltd.*	132,596	2,952,913

PHARMACEUTICALS—2.4%
AstraZeneca PLC	37,900	3,274,193

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—96.4% (CONT.)	SHARES	VALUE
UNITED KINGDOM—12.4% (CONT.)
SOFT DRINKS—2.0%
Coca-Cola HBC AG	79,899	$2,749,152
TOTAL UNITED KINGDOM (Cost $15,707,492)		17,054,299

UNITED STATES—2.9%
APPAREL ACCESSORIES & LUXURY GOODS—1.9%
Lululemon Athletica, Inc.*	13,691	2,616,213

HEALTH CARE EQUIPMENT—1.0%
Wright Medical Group NV*	46,713	1,348,137
TOTAL UNITED STATES (Cost $3,793,581)		3,964,350
TOTAL COMMON STOCKS (Cost $120,645,633)		132,371,745
Total Investments (Cost $120,645,633)	96.4%	$132,371,745
Unaffiliated Securities (Cost $120,645,633)		132,371,745
Other Assets in Excess of Liabilities	3.6%	4,987,787
NET ASSETS	100.0%	$137,359,532

#                 American Depositary Receipts.

(a)         Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities represent 3.7% of the net assets of the Fund.

*                 Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments July 31, 2019 (Unaudited)

COMMON STOCKS—94.2%	SHARES	VALUE
BIOTECHNOLOGY—24.6%
AbbVie, Inc.	15,000	$999,300
Adverum Biotechnologies, Inc.*	36,000	482,760
Alnylam Pharmaceuticals, Inc.*	15,622	1,212,111
Amarin Corp. PLC#,*	90,000	1,673,100
Apellis Pharmaceuticals, Inc.*	28,000	782,040
Applied Genetic Technologies Corp.*	35,000	135,100
Arena Pharmaceuticals, Inc.*	13,500	846,180
ArQule, Inc.*	80,000	807,200
Ascendis Pharma AS#,*	6,000	694,560
Athenex, Inc.*	55,000	990,000
Biohaven Pharmaceutical Holding Co., Ltd.*	20,000	860,800
BioMarin Pharmaceutical, Inc.*	7,500	594,900
Bluebird Bio, Inc.*	3,500	459,305
Blueprint Medicines Corp.*	2,000	200,300
CareDx, Inc.*	32,000	1,048,640
Clovis Oncology, Inc.*	35,447	373,966
Exact Sciences Corp.*	5,000	575,550
Fate Therapeutics, Inc.*	30,000	661,500
FibroGen, Inc.*	25,000	1,181,500
Global Blood Therapeutics, Inc.*	22,500	1,233,000
GlycoMimetics, Inc.*	40,000	369,200
Gossamer Bio, Inc.*	45,000	893,250
Halozyme Therapeutics, Inc.*	66,000	1,121,340
Incyte Corp.*	16,000	1,358,720
Insmed, Inc.*	17,000	373,150
Invitae Corp.*	60,000	1,613,400
Iovance Biotherapeutics, Inc.*	90,000	2,213,100
Krystal Biotech, Inc.*	3,000	144,030
Madrigal Pharmaceuticals, Inc.*	11,000	960,190
MeiraGTx Holdings PLC*	20,000	545,000
Mirati Therapeutics, Inc.*	8,000	846,400
Natera, Inc.*	27,000	744,660
Neurocrine Biosciences, Inc.*	13,500	1,301,265
Portola Pharmaceuticals, Inc.*	32,000	853,760
REGENXBIO, Inc.*	24,500	1,088,045
Repligen Corp.*	41,150	3,884,148
Sage Therapeutics, Inc.*	8,000	1,282,720
Sarepta Therapeutics, Inc.*	57,000	8,484,450
Stoke Therapeutics, Inc.*	10,000	246,400
Turning Point Therapeutics, Inc.*	40,000	1,593,600
Twist Bioscience Corp.*	2,500	84,300
Vertex Pharmaceuticals, Inc.*	44,000	7,331,280
		53,144,220
HEALTH CARE EQUIPMENT—21.7%
Abbott Laboratories	92,108	8,022,607
ABIOMED, Inc.*	4,500	1,253,520
Boston Scientific Corp.*	80,000	3,396,800
Cardiovascular Systems, Inc.*	6,000	274,980

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—94.2% (CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—21.7% (CONT.)
Danaher Corp.	47,000	$6,603,500
DexCom, Inc.*	43,000	6,745,410
IDEXX Laboratories, Inc.*	11,000	3,102,550
Insulet Corp.*	32,500	3,995,550
Intuitive Surgical, Inc.*	8,000	4,156,080
Masimo Corp.*	12,000	1,894,200
Nevro Corp.*	19,000	1,270,340
Penumbra, Inc.*	6,000	1,005,600
Shockwave Medical, Inc.*	10,000	489,200
Stryker Corp.	12,000	2,517,360
Tandem Diabetes Care, Inc.*	16,060	1,018,686
Wright Medical Group NV*	41,000	1,183,260
		46,929,643
HEALTH CARE FACILITIES—1.2%
HCA Healthcare, Inc.	20,000	2,670,200

HEALTH CARE SERVICES—1.8%
Guardant Health, Inc.*	40,734	3,828,589

HEALTH CARE SUPPLIES—1.2%
Senseonics Holdings, Inc.*	25,000	27,750
Silk Road Medical, Inc.*	21,500	930,735
STAAR Surgical Co.*	53,000	1,553,430
		2,511,915
HEALTH CARE TECHNOLOGY—2.2%
Livongo Health, Inc.*	3,582	158,503
Phreesia, Inc.*	26,353	720,227
Teladoc Health, Inc.*	21,907	1,494,934
Veeva Systems, Inc., Cl. A*	14,000	2,322,600
		4,696,264
INSURANCE BROKERS—1.4%
eHealth, Inc.*	28,534	2,960,402

INTERNET & DIRECT MARKETING RETAIL—0.4%
Chewy, Inc., Cl. A*	30,000	1,006,800

LIFE SCIENCES TOOLS & SERVICES—10.9%
Adaptive Biotechnologies Corp.*	45,171	1,741,342
Bio-Techne Corp.	15,000	3,152,250
Illumina, Inc.*	15,000	4,490,700
IQVIA Holdings, Inc.*	10,000	1,591,700
NanoString Technologies, Inc.*	83,792	2,753,405
NeoGenomics, Inc.*	55,000	1,340,350
Personalis, Inc.*	43,087	771,688
PRA Health Sciences, Inc.*	2,000	199,820
Thermo Fisher Scientific, Inc.	27,500	7,636,200
		23,677,455
MANAGED HEALTH CARE—4.2%
Anthem, Inc.	12,000	3,535,320
Molina Healthcare, Inc.*	3,000	398,340

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—94.2% (CONT.)	SHARES	VALUE
MANAGED HEALTH CARE—4.2% (CONT.)
UnitedHealth Group, Inc.	20,500	$5,104,705
		9,038,365
PACKAGED FOODS & MEATS—0.3%
Freshpet, Inc.*	12,000	541,800

PHARMACEUTICALS—24.3%
Aerie Pharmaceuticals, Inc.*	45,000	975,150
Allergan PLC	34,000	5,457,000
AstraZeneca PLC#	90,000	3,906,900
Axsome Therapeutics, Inc.*	25,000	637,500
Catalent, Inc.*	7,500	423,675
Dermira, Inc.*	55,000	484,550
Eli Lilly & Co.	9,000	980,550
Emmaus Life Sciences, Inc.*	735,046	4,836,603
Fulcrum Therapeutics, Inc.*	50,781	703,317
GW Pharmaceuticals PLC#,*	43,000	6,978,900
Horizon Therapeutics PLC*	20,000	497,800
Merck & Co., Inc.	160,000	13,278,400
Novartis AG#	93,000	8,516,940
Tricida, Inc.*	17,000	536,520
Zoetis, Inc., Cl. A	38,000	4,365,820
		52,579,625
TOTAL COMMON STOCKS (Cost $162,950,558)		203,585,278

PREFERRED STOCKS—0.8%	SHARES	VALUE
BIOTECHNOLOGY—0.8%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	897,366	1,794,732
(Cost $4,038,147)		1,794,732

RIGHTS—2.8%	SHARES	VALUE
BIOTECHNOLOGY—2.8%
Tolero CDR*,@,(a),(c)	1,956,996	6,086,258
(Cost $1,044,370)		6,086,258

REAL ESTATE INVESTMENT TRUST—1.6%	SHARES	VALUE
HEALTH CARE—0.8%
Welltower, Inc.	20,000	1,662,400

OFFICE—0.8%
Alexandria Real Estate Equities, Inc.	12,500	1,829,500
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $3,294,988)		3,491,900
Total Investments (Cost $171,328,063)	99.4%	$214,958,168
Affiliated Securities (Cost $4,038,147)		1,794,732
Unaffiliated Securities (Cost $167,289,916)		213,163,436
Other Assets in Excess of Liabilities	0.6%	1,306,017
NET ASSETS	100.0%	$216,264,185

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments July 31, 2019 (Unaudited) (Continued)

#                 American Depositary Receipts.

(a)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)         Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

(c)          Contingent Deferred Rights.

*                 Non-income producing security.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2019

Prosetta Biosciences, Inc., Series D	2/6/15	$4,038,147	2.00%	$1,794,732	0.83%
Toler o CDR	2/6/17	1,044,370	0.90%	6,086,258	2.81%
Total				$7,880,990	3.64%

See Notes to Financial Statements.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board Accounting Standards Codification 946-Financial Services — Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in eleven funds — Alger Capital Appreciation Fund, Alger 25 Fund, Alger 35 Fund, Alger Growth & Income Fund, Alger Mid Cap Growth Fund, Alger Mid Cap Focus Fund, Alger SMid Cap Focus Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger International Focus Fund and Alger Health Sciences Fund (collectively, the “Funds” or individually, each a “Fund”). Alger Capital Appreciation Fund, Alger 25 Fund, Alger 35 Fund, Alger Mid Cap Growth Fund, Alger Mid Cap Focus Fund, Alger SMid Cap Focus Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger International Focus Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth & Income Fund also normally invests primarily in equity securities but has an investment objective of both capital appreciation and current income.

Each Fund offers one or more of the following share classes: Class A, B, C, I, P, P-2, Y and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the tenth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may convert to Class A shares earlier. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Class I, P, P-2, Y and Z shares are sold to investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodian fees or other expenses related to the management of the Fund’s assets).

Alger Mid Cap Focus Fund launched on June 14, 2019.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (“Board”). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Funds’ investment manager, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•             Level 1 — quoted prices in active markets for identical investments

•             Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

•             Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Board and comprised of representatives of the Trust’s investment adviser and officers of the Trust. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s price.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2019, in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics,

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$346,483,368	$344,314,092	$2,169,276	$—
Consumer Discretionary	517,836,388	517,836,388	—	—
Consumer Staples	4,344,226	4,344,226	—	—
Financials	158,679,346	158,679,346	—	—
Health Care	459,526,802	459,526,802	—	—
Industrials	158,914,554	158,914,554	—	—
Information Technology	1,041,830,436	1,040,949,065	—	881,371
Materials	98,591,271	98,591,271	—	—
TOTAL COMMON STOCKS	$2,786,206,391	$2,783,155,744	$2,169,276	$881,371
PREFERRED STOCKS
Information Technology	4,062,807	—	—	4,062,807
REAL ESTATE INVESTMENT TRUST
Real Estate	31,686,829	31,686,829	—	—
TOTAL INVESTMENTS IN SECURITIES	$2,821,956,027	$2,814,842,573	$2,169,276	$4,944,178

Alger 25 Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,571,314	$1,571,314	$—	$—
Consumer Discretionary	2,124,191	2,124,191	—	—
Financials	1,621,842	1,621,842	—	—
Health Care	1,132,009	1,132,009	—	—
Industrials	802,171	802,171	—	—
Information Technology	5,180,463	5,180,463	—	—
Materials	460,197	460,197	—	—
TOTAL COMMON STOCKS	$12,892,187	$12,892,187	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	342,592	342,592	—	—
TOTAL INVESTMENTS IN SECURITIES	$13,234,779	$13,234,779	$—	$—

Alger 35 Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$883,814	$883,814	$—	$—
Consumer Discretionary	1,465,457	1,284,628	180,829	—
Financials	437,308	437,308	—	—
Health Care	1,605,457	1,605,457	—	—
Industrials	643,169	643,169	—	—
Information Technology	3,547,380	3,547,380	—	—
Utilities	272,221	272,221	—	—
TOTAL COMMON STOCKS	$8,854,806	$8,673,977	$180,829	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	383,522	383,522	—	—
TOTAL INVESTMENTS IN SECURITIES	$9,238,328	$9,057,499	$180,829	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$12,776,572	$12,776,572	$—	$—
Consumer Discretionary	12,276,370	12,276,370	—	—
Consumer Staples	8,636,449	8,636,449	—	—
Energy	5,670,646	5,670,646	—	—
Financials	17,345,694	17,345,694	—	—
Health Care	15,198,336	15,198,336	—	—
Industrials	10,013,593	10,013,593	—	—
Information Technology	20,971,464	20,971,464	—	—
Materials	2,037,446	2,037,446	—	—
Utilities	1,605,338	1,605,338	—	—
TOTAL COMMON STOCKS	$106,531,908	$106,531,908	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	805,755	805,755	—	—
Financials	604,955	604,955	—	—
TOTAL MASTER LIMITED PARTNERSHIP	$1,410,710	$1,410,710	$—	$—
REAL ESTATE INVESTMENT TRUST
Financials	927,925	927,925	—	—
Real Estate	4,836,622	4,836,622	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$5,764,547	$5,764,547	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$113,707,165	$113,707,165	$—	$—

Alger Mid Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$16,671,817	$16,671,817	$—	$—
Consumer Discretionary	31,563,173	31,563,173	—	—
Consumer Staples	4,207,099	4,207,099	—	—
Financials	9,366,618	9,366,618	—	—
Health Care	34,076,569	34,076,569	—	—
Industrials	29,173,006	29,173,006	—	—
Information Technology	54,995,525	54,901,363	—	94,162
Materials	3,239,818	3,239,818	—	—
TOTAL COMMON STOCKS	$183,293,625	$183,199,463	$—	$94,162
PREFERRED STOCKS
Health Care	439,220	—	—	439,220
Information Technology	434,056	—	—	434,056
TOTAL PREFERRED STOCKS	$873,276	$—	$—	$873,276
RIGHTS
Health Care	1,835,083	—	—	1,835,083
REAL ESTATE INVESTMENT TRUST
Real Estate	8,690,404	8,690,404	—	—
TOTAL INVESTMENTS IN SECURITIES	$194,692,388	$191,889,867	$—	$2,802,521

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$1,628,954	$1,628,954	$—	$—
Energy	227,401	227,401	—	—
Health Care	3,825,010	3,825,010	—	—
Industrials	1,485,937	1,485,937	—	—
Information Technology	3,793,023	3,793,023	—	—
TOTAL COMMON STOCKS	$10,960,325	$10,960,325	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$10,960,325	$10,960,325	$—	$—

Alger SMid Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,135,718	$1,135,718	$—	$—
Consumer Discretionary	116,412,180	116,412,180	—	—
Energy	3,729,816	3,729,816	—	—
Financials	30,489,882	30,489,882	—	—
Health Care	122,232,507	122,232,507	—	—
Industrials	84,137,881	84,137,881	—	—
Information Technology	171,566,208	171,566,208	—	—
Real Estate	35,258,657	35,258,657	—	—
TOTAL COMMON STOCKS	$564,962,849	$564,962,849	$—	$—
PREFERRED STOCKS
Health Care	462,948	—	—	462,948
TOTAL INVESTMENTS IN SECURITIES	$565,425,797	$564,962,849	$—	$462,948

Alger Small Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$7,427,022	$7,427,022	$—	$—
Consumer Discretionary	16,375,445	16,375,445	—	—
Consumer Staples	2,065,826	2,065,826	—	—
Energy	2,062,602	2,062,602	—	—
Financials	2,355,363	2,355,363	—	—
Health Care	62,016,097	62,016,097	—	—
Industrials	4,656,845	4,656,845	—	—
Information Technology	48,818,244	48,818,244	—	—
Materials	2,735,253	2,735,253	—	—
TOTAL COMMON STOCKS	$148,512,697	$148,512,697	$—	$—
PREFERRED STOCKS
Health Care	101,376	—	—	101,376
RIGHTS
Health Care	543,572	—	—	543,572
TOTAL INVESTMENTS IN SECURITIES	$149,157,645	$148,512,697	$—	$644,948

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$417,399,254	$417,399,254	$—	$—
Financials	48,046,956	48,046,956	—	—
Health Care	1,804,894,867	1,804,894,867	—	—
Industrials	112,144,537	112,144,537	—	—
Information Technology	1,441,996,552	1,441,996,552	—	—
Materials	53,352,169	53,352,169	—	—
TOTAL COMMON STOCKS	$3,877,834,335	$3,877,834,335	$—	$—
RIGHTS
Health Care	37,025	—	—	37,025
TOTAL INVESTMENTS IN SECURITIES	$3,877,871,360	$3,877,834,335	$—	$37,025

Alger International Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$11,934,607	$2,870,904	$9,063,703	$—
Consumer Discretionary	32,050,090	16,438,967	15,611,123	—
Consumer Staples	11,656,026	2,952,913	8,703,113	—
Energy	6,471,425	2,368,024	4,103,401	—
Financials	18,120,053	5,264,316	12,855,737	—
Health Care	16,953,145	4,883,698	12,069,447	—
Industrials	9,317,016	—	9,317,016	—
Information Technology	20,490,717	3,680,684	16,810,033	—
Materials	2,599,128	—	2,599,128	—
Real Estate	2,779,538	—	2,779,538	—
TOTAL COMMON STOCKS	$132,371,745	$38,459,506	$93,912,239	$—
TOTAL INVESTMENTS IN SECURITIES	$132,371,745	$38,459,506	$93,912,239	$—

Alger Health Sciences Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$1,006,800	$1,006,800	$—	$—
Consumer Staples	541,800	541,800	—	—
Financials	2,960,402	2,960,402	—	—
Health Care	199,076,276	199,076,276	—	—
TOTAL COMMON STOCKS	$203,585,278	$203,585,278	$—	$—
PREFERRED STOCKS
Health Care	1,794,732	—	—	1,794,732
RIGHTS
Health Care	6,086,258	—	—	6,086,258
REAL ESTATE INVESTMENT TRUST
Real Estate	3,491,900	3,491,900	—	—
TOTAL INVESTMENTS IN SECURITIES	$214,958,168	$207,077,178	$—	$7,880,990

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Common Stocks
Opening balance at November 1, 2018	$881,371
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2019	881,371
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$—

Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2018	$4,900,174
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(1,256,818)
Included in net change in unrealized appreciation (depreciation) on investments	1,646,363
Purchases and sales
Purchases	—
Sales	(1,226,912)
Closing balance at July 31, 2019	4,062,807
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Common Stocks
Opening balance at November 1, 2018	$94,162
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2019	94,162

Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$—

Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2018	$1,123,631
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(250,355)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2019	873,276
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$(250,355)

Alger Mid Cap Growth Fund	Rights
Opening balance at November 1, 2018	$1,661,429
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	173,654
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2019	1,835,083
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$173,654

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Special Purpose
Alger Mid Cap Growth Fund	Vehicle
Opening balance at November 1, 2018	$0 *
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(312,479)
Included in net change in unrealized appreciation (depreciation) on investments	314,956
Purchases and sales
Purchases	—
Sales	(2,477)
Closing balance at July 31, 2019	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$—

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Focus Fund	Preferred Stocks
Opening balance at November 1, 2018	$1,265,370
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(808,306)
Included in net change in unrealized appreciation (depreciation) on investments	794,956
Purchases and sales
Purchases	—
Sales	(789,072)
Closing balance at July 31, 2019	462,948
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$(263,880)

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2018	$159,160
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(57,784)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2019	101,376
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$(57,784)

Alger Small Cap Growth Fund	Rights
Opening balance at November 1, 2018	$492,134
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	51,438
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2019	543,572
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$51,438

Special Purpose
Alger Small Cap Growth Fund	Vehicle
Opening balance at November 1, 2018	$0 *
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(287,797)
Included in net change in unrealized appreciation (depreciation) on investments	290,078
Purchases and sales
Purchases	—
Sales	(2,281)
Closing balance at July 31, 2019	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Rights
Opening balance at November 1, 2018	$33,521
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	3,504
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2019	37,025
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$3,504

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Common Stocks
Opening balance at November 1, 2018	$4,444,670
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(3,087,949)
Purchases and sales
Purchases	—
Sales/Conversion	(1,356,721)
Closing balance at July 31, 2019	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2018	$2,900,132
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(123,679)
Included in net change in unrealized appreciation (depreciation) on investments	(860,985)
Purchases and sales
Purchases	—
Sales	(120,736)
Closing balance at July 31, 2019	1,794,732
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$(1,022,997)

Alger Health Sciences Fund	Rights
Opening balance at November 1, 2018	$5,510,314
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	575,944
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2019	6,086,258
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$575,944

* Includes securities that are fair valued at zero.

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of July 31, 2019. In addition to the methodologies and inputs noted in the table below, according to our valuation policy we may also use other valuation methodologies and inputs when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value July 31, 2019	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Capital Appreciation Fund
Common Stocks	$881,371	Market Approach	Market Quotation	N/A*	N/A
Preferred Stocks	4,062,807	Market Approach	Market Quotation	N/A*	N/A
Alger Mid Cap Growth Fund
Common Stocks	$94,162	Market Approach	Market Quotation	N/A*	N/A
Preferred Stocks	434,056	Market Approach	Market Quotation	N/A*	N/A
Preferred Stocks	439,220	Income Approach	Discount Rate	49.50%-55.00%	N/A
Rights	1,835,083	Income Approach	Discount Rate	6.10%-6.35%	N/A
Alger SMid Cap Focus Fund
Preferred Stocks	$462,948	Income Approach	Discount Rate	49.50%-55.00%	N/A
Alger Small Cap Growth Fund
Preferred Stocks	$101,376	Income Approach	Discount Rate	49.50%-55.00%	N/A
Rights	543,572	Income Approach	Discount Rate	6.10%-6.35%	N/A
Alger Small Cap Focus Fund
Rights	$37,025	Income Approach	Discount Rate	6.10%-6.35%	N/A
Alger Health Sciences Fund
Preferred Stocks	$1,794,732	Income Approach	Discount Rate	49.50%-55.00%	N/A
Rights	6,086,258	Income Approach	Discount Rate	6.10%-6.35%	N/A

* The Fund utilized a market approach to fair value this security. The significant unobservable input used in the valuation model was a private sale available to the Fund at July 31, 2019.

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements than those noted in the table above. Generally, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

During the period ended July 31, 2019, Alger International Focus Fund transferred securities totaling $3,437,253 from Level 1 to Level 2, utilizing fair value adjusted prices.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2019, such assets were categorized within the disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, foreign cash and cash equivalents:
Alger Capital Appreciation Fund	$5,643,949	$—	$5,643,949	$—
Alger 25 Fund	417,851	—	417,851	—
Alger 35 Fund	170,704	—	170,704	—
Alger Growth & Income Fund	1,288,377	—	1,288,377	—
Alger Mid Cap Growth Fund	1,533,027	—	1,533,027	—
Alger Mid Cap Focus Fund	480,482	—	480,482	—
Alger SMid Cap Focus Fund	29,996,563	—	29,996,563	—
Alger Small Cap Growth Fund	4,797,120	—	4,797,120	—
Alger Small Cap Focus Fund	338,389,553	—	338,389,553	—
Alger International Focus Fund	4,979,399	244,612	4,734,787	—
Alger Health Sciences Fund	2,281,508	—	2,281,508	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indexes. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the period ended July 31, 2019, options were used in accordance with these objectives.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract. The purchased options are exchange traded and not subject to offsetting.

Forward Foreign Currency Contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward foreign currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended July 31, 2019. Purchase and sale transactions, interest income and dividend income earned during the period were as follows:

							Net Increase
	Shares/ Par at			Shares/	Dividend/		(Decrease) in
Security	October 31, 2018	Purchases/ Conversion	Sales/ Conversion	Par at July 31, 2019	Interest Income	Realized Gain (Loss)	Unrealized App(Dep)	Value at July 31, 2019
Alger Mid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	219,610	—	—	219,610	$—	$—	$(250,355)	$439,220
Total					$—	$—	$(250,355)	$439,220

							Net Increase
	Shares/ Par at			Shares/	Dividend/		(Decrease) in
Security	October 31, 2018	Purchases/ Conversion	Sales/ Conversion	Par at July 31, 2019	Interest Income	Realized Gain (Loss)	Unrealized App(Dep)	Value at July 31, 2019
Alger SMid Cap Focus Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	231,474	—	—	231,474	$—	$—	$(263,880)	$462,948
Total					$—	$—	$(263,880)	$462,948

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

							Net Increase
	Shares/ Par at			Shares/	Dividend/		(Decrease) in
Security	October 31, 2018	Purchases/ Conversion	Sales/ Conversion	Par at July 31, 2019	Interest Income	Realized Gain (Loss)	Unrealized App(Dep)	Value at July 31, 2019
Alger Small Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	50,688	—	—	50,688	$—	$—	$(57,784)	$101,376
Total					$—	$—	$(57,784)	$101,376

							Net Increase
	Shares/ Par at			Shares/	Dividend/		(Decrease) in
Security	October 31, 2018	Purchases/ Conversion	Sales/ Conversion	Par at July 31, 2019	Interest Income	Realized Gain (Loss)	Unrealized App(Dep)	Value at July 31, 2019
Alger Health Sciences Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	897,366	—	—	897,366	$—	$—	$(1,022,997)	$1,794,732
Total					$—	$—	$(1,022,997)	$1,794,732